TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes On Income [Line Items]
Period of tax exemption	2 years
Period in which investment must be made	3 years
Minimum qualifying investment	$ 20,000
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Experation period since beginning of the year of election	12 years
Foreign investors'' company tax benefits period	12 years
Foreign investors' company tax benefits pecent	74.00%
Effective corporate income tax rate	23.00%	23.00%	24.00%
Net operating losses	$ 172,282
Capital loss	7,538
Accrued interest and penalties	$ 188
Tax asset		$ 7,200
Reduction in deferred tax assets		$ 153
First Two Years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%
First Two Years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it	90.00%
Amortization period for deferred stock issuance costs	3 years
Norway [Member]
Taxes On Income [Line Items]
Net operating losses	$ 17,392
Brazil [Member]
Taxes On Income [Line Items]
Net operating losses	$ 43,612
Annual limit against taxable income	30.00%
Domestic Country [Member] | Minimum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	21.00%
Domestic Country [Member] | Maximum [Member]
Taxes On Income [Line Items]
Effective corporate income tax rate	35.00%